Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value Of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total For PEO (Tomczyk) (1)	Compensation Actually Paid To PEO (Tomczyk) (2)	Summary Compensation Table Total For PEO (Tilly) (1)	Compensation Actually Paid To PEO (Tilly) (2)	Average Summary Compensation Table Total For Other NEOs (3)	Average Compensation Actually Paid To Other NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (7) (in millions)	Adjusted EBITDA (8) (in millions)
2024	$3,325,419	$4,350,104	$—	$—	$4,384,076	$5,374,354	$175.40	$164.11	$761	$1,352
2023	$8,366,510	$9,420,432	$9,403,311	$6,889,839	$3,255,931	$5,156,162	$158.37	$137.61	$758	$1,245
2022	—	—	$11,915,247	$14,520,578	$4,096,611	$4,865,964	$109.69	$112.11	$234	$1,136
2021	—	—	$10,646,558	$16,085,506	$3,188,615	$4,608,036	$112.12	$142.25	$527	$987
2020	—	—	$9,062,411	$4,706,224	$2,600,752	$1,566,348	$78.83	$109.59	$467	$875

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Messrs.
Tomczyk or Tilly in connection with their service as PEO of the Company during each corresponding year, as applicable, in the "Total" column of the SCT. Refer to "Executive Compensation—Summary
Compensation—Summary Compensation Table".
The dollar amounts reported in this column represent the average of the amounts reported for the
Company's Other NEOs as a group in the "Total" column of the SCT in each applicable year. The Other
NEOs in each applicable year are as follows: (i) for 2024, Messrs. Howson, Isaacson, and Sexton and Ms.
Griebenow; (ii) for 2023, Messrs. Schell, Howson, and Isaacson, Ms. Griebenow, and Catherine Clay; (ii) for
2022, Messrs. Schell, Howson, Isaacson, and Sexton; (iii) for 2021, Messrs. Schell, Howson, Isaacson, and
	Sexton; and (iv) for 2020, Messrs. Schell, Howson and Isaacson, and Bryan Harkins.
Peer Group Issuers, Footnote	The cumulative peer group TSR amounts reported in this column represent the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the customized peer group included in our Annual Report on Form 10-K that includes CME Group Inc., Intercontinental Exchange Inc., and
Nasdaq, Inc.

PEO Total Compensation Amount	$ 3,325,419		$ 11,915,247	$ 10,646,558	$ 9,062,411
PEO Actually Paid Compensation Amount	$ 4,350,104		14,520,578	16,085,506	4,706,224
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of "compensation actually paid" to
Messrs. Tomczyk or Tilly, respectively, for the years during which they served as PEO. In accordance with
SEC rules, the following adjustments were made to Mr. Tomczyk's total compensation as reported in the
2024 SCT to determine his 2024 compensation actually paid.

Fredric J. Tomczyk
Amount Deducted or Added (1)	2024
Subtract stock and option awards reported in SCT	$—
Add fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$—
Add/Subtract stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$519,649
Add stock and option awards that were granted and vested in the same year, the fair value as of the vesting date	$—
Add/Subtract stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$406,578
Add dividends paid on unvested shares/units and stock options in the covered fiscal year	$98,458
____________________________________
(1)The assumptions used to calculate the values for each RSU award included in the calculation of
"compensation actually paid" did not differ materially from those used to calculate the grant date fair value for such awards.

Non-PEO NEO Average Total Compensation Amount	$ 4,384,076	$ 3,255,931	4,096,611	3,188,615	2,600,752
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,374,354	5,156,162	4,865,964	4,608,036	1,566,348
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of "compensation actually paid"
to the Other NEOs as a group. In accordance with SEC rules, the following adjustments were made to average total compensation for the Other NEOs as a group for 2024 to determine the compensation actually paid. Numbers may not foot due to rounding.

Average Amount Deducted or Added (1)	2024
Subtract average stock and option awards reported in SCT	$-2,722,378
Add average fair value of stock and option awards granted in covered fiscal years, valued at year-end, that are outstanding and unvested as of the end of the covered fiscal years	$2,593,336
Add/Subtract average stock and option awards granted in prior fiscal years that were unvested at the end of covered fiscal years, the change in fair value from the end of prior fiscal years to end of covered fiscal years	$876,894
Add average for stock and option awards that were granted and vested in the same year, the fair value as of the vesting date (2)	$97,487
Add/Subtract average stock and option awards granted in prior fiscal years that vested during covered fiscal years, the changes in fair value from the end of prior covered fiscal years to vesting dates	$115,282
For awards granted in prior fiscal years that were forfeited during covered fiscal years, subtract the fair value of forfeited awards determined at end of prior fiscal years	$—
Add average dividends paid on unvested shares/units and stock options in the covered fiscal year	$29,657
____________________________________
(1)The assumptions used to calculate the values for each RSU and PSU award included in the calculation of "compensation actually paid" did not differ materially from those used to calculate the grant date fair value for such awards. For each PSU-TSR, we used a Monte Carlo model and made appropriate adjustments to the grant date assumptions to reflect changes in the stock price volatility, actual relative
TSR and stock price performance, and risk-free interest rates as of the relevant measurement date. For each PSU-EPS, we based the valuation on the probable outcome of earnings per share during the awards' performance periods as of the last day of the fiscal year.
(2)The dollar amounts reported in this row include dividend equivalent units awarded from the reinvestment of dividend equivalents on PSUs. The dividend equivalent units are subject to the same terms regarding vesting, forfeiture, and distribution as the applicable PSUs.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Tomczyk and
Tilly and the average amount of compensation actually paid to the Company's Other NEOs as a group is generally aligned with the Company's cumulative TSR over the period presented in the table.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Messrs. Tomczyk and Tilly and the average amount of compensation actually paid to the Company's Other NEOs as a group is generally aligned with the Company's net income over the period presented in the table.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Messrs. Tomczyk and
Tilly and the average amount of compensation actually paid to the Company's Other NEOs as a group is generally aligned with the Company's adjusted EBITDA over the period presented in the table.

Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the Company's cumulative TSR over the period presented in the table was 75%, while the cumulative TSR of the peer group presented for this purpose was 64% over the period presented in the table. The Company's cumulative TSR underperformed the peer group in 2020, generally matched the performance of the peer group in 2021, outperformed the peer group in 2022, outperformed the peer group in 2023, and generally matched the performance of the peer group in 2024. For more information regarding the Company's performance and the companies that the Compensation Committee considers when determining compensation, refer to "Executive Compensation—Compensation Discussion and Analysis".

Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Net Revenue
3-Year Cumulative Adjusted Diluted EPS
3-Year Relative TSR Compared to S&P 500

Total Shareholder Return Amount	$ 175.40	158.37	109.69	112.12	78.83
Peer Group Total Shareholder Return Amount	164.11	137.61	112.11	142.25	109.59
Net Income (Loss)	$ 761,000,000	$ 758,000,000	$ 234,000,000	$ 527,000,000	$ 467,000,000
Company Selected Measure Amount	1,352,000,000	1,245,000,000	1,136,000,000	987,000,000	875,000,000
PEO Name	Tomczyk		Tilly	Tilly	Tilly
Additional 402(v) Disclosure	The cumulative TSR amounts reported in this column are calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the
Company's share price at the beginning of the measurement period (here, December 31, 2019).
	The dollar amounts reported in this column represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported in this column represent adjusted EBITDA, which is a non-GAAP measure used by the Company and reconciliations to GAAP measures are provided in Appendix A. While the
Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company's compensation programs, the Company has determined that adjusted
EBITDA is the financial performance measure that, in the Company's reasonable assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Cumulative Adjusted Diluted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	3-Year Relative TSR Compared to S&P 500
Fredric J. Tomczyk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 8,366,510
PEO Actually Paid Compensation Amount		$ 9,420,432
PEO Name		Tomczyk
Tilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,403,311
PEO Actually Paid Compensation Amount		$ 6,889,839
PEO Name		Tilly
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	519,649
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	406,578
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,458
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,722,378)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,593,336
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	876,894
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,487
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,282
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,657